UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Reports to Stockhold

Semi-Annual Report

February 28, 2015

Samson STRONG Nations Currency Fund
Institutional Class
(SCAFX)

Investment Adviser

Samson Capital Advisors LLC
600 Lexington Avenue, 20th Floor
New York, New York  10022

Phone: 1-855-SCA-FNDS (1-855-722-3637)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	13

INVESTMENT HIGHLIGHTS	15

SCHEDULE OF INVESTMENTS	18

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	22

STATEMENT OF ASSETS AND LIABILITIES	24

STATEMENT OF OPERATIONS	25

STATEMENTS OF CHANGES IN NET ASSETS	26

FINANCIAL HIGHLIGHTS	27

NOTES TO FINANCIAL STATEMENTS	28

NOTICE OF PRIVACY POLICY & PRACTICES	38

ADDITIONAL INFORMATION	39

Dear Shareholder,

The Fed’s March 18th Federal Open Market Committee (FOMC) announcement (the “FOMC Announcement”) may well prove to be the turning point in the intermediate direction of the dollar, if not the long-term direction of the dollar as well.  While we are not making a prediction about the character of any possible sell-off in the dollar, it would not be unusual at this stage to see a meaningful correction after such a surge, particularly given the fundamental catalyst that has just occurred.  Before we analyze in detail the impact of the FOMC Announcement on the future direction of the dollar, let’s consider the character of the recent dollar rally itself, and what these conclusions may mean for the future.

Until March 18th, the dollar had been in the midst of a powerful rally that was virtually unprecedented in terms of speed and strength.  As the table at right shows, by the close of business on March 17th (the day before the FOMC Announcement), the dollar had rallied by 5.9% on a trailing one-month basis; 10.6% on a trailing 3-month basis, 15.9% on a trailing 12-month basis and 24.8% on a trailing 12-month basis.  In our analysis of nearly 60 years of data, which includes the end of the Bretton-Woods Period and the beginning of the modern free float period for exchange rates, the current dollar rally has been so strong its returns have beaten more than 98% of the returns in any other periods comparable to the trailing time series already noted.  In other words, the strength of this dollar rally has very few historical precedents.

Not only has the recent dollar rally been strong, it has been long.  When we examine all the dollar rallies that have taken place since 1967, we find that the average rally is 2.2 years.  If we exclude the unusually long and powerful rally that took place from 1978 to 1985, when Paul Volker was taming inflation with aggressive Fed rate hikes and Ronald Reagan was bringing morning in America after his 1980 election, the length of the average rally drops to 1.9 years.  The average size of a dollar rally, as measured by the move of the US Dollar Index, falls from 23.2% to 18.3%.  We think the conditions that formed the basis for that rally were so unusual as to lack relevance to our investment climate today.  Based on our calculations, the current rally began at the end of April 2011 and, although it may only be 4 years old, as dollar rallies go this one is getting long in the tooth.

From this statistical discussion of the dollar’s rally a few key points emerge:

1.	The strength of the rally over the last 12 months is virtually unprecedented.

2.	The size of this dollar rally has exceeded most of the others in our data set.

3.	This dollar rally is old.

Interestingly, this dollar rally accelerated in recent months and for reasons that we think are in the midst of reversing themselves.  One of the most powerful forces behind the rally in the US dollar was a widely accepted view in the marketplace that the Fed would soon tighten, and that once the Fed began to tighten the FOMC would increase rates at a  steady pace.  If currency market investors were moving aggressively in anticipation of a series of sequential Fed rate hikes, and thus a much higher dollar, they cannot be faulted.  Even the Fed’s own surveys of its board members, shared with the world for all investors to see, showed a sharp jump in rates – until the FOMC Announcement.

On March 18th the dollar began to weaken in response to the FOMC Announcement, and for good reason.  Currency investors began to sell dollars as they focused on the change of language in the FOMC Announcement, and the change in the Fed’s own predictions for Fed Funds at year-end 2015.  Back in December 2014, the median forecast was 1.125%.  Significantly, the Fed median forecast for year-end Fed Funds is now about 50 basis points lower, at 0.625%.  This change in forecast, 50 basis points, is a central bank wake-up call to all investors.  After all, there had been concern that the strong improvement in the jobs market would force the Fed to tighten.  The language in the FOMC Announcement, combined with the clarifying comments by Fed Chair Janet Yellen at the March 18th press conference and by Fed Vice-Chair Stanley Fischer in his March 23rd appearance at the Economic Club of New York, make it clear that inflation, or rather a continued drop in the US level of inflation is the greater concern.  This explains the drop in the Fed’s own outlook for year-end Fed Funds.  If the Fed is less likely to tighten aggressively, the dollar rally is more likely approaching at least an intermediate term top.

Management Discussion of Fund Performance

For the six month period of August 31, 2014 through February 28, 2015, the return for the Samson STRONG Nations Currency Fund (the “Fund”) was –5.33%.  The 3-Month Treasury Bill (“T-Bill”) returned 0.01% for the same period.  As a matter of reference, the inverse of the US Dollar Index, which represents the performance of major currencies and is dominated by the type of “large cap” currencies we do not purchase (i.e., the euro, Japanese yen, and British pound), had a return of -13.16% for the same period.  It should be noted this currency benchmark does not hold gold, short maturity bonds or most of the strong balance sheet currencies in our strategy.  As the data at right shows, the performance among STRONG nation’s currencies was highly varied.

In this challenging investment climate we have sought to provide investors with the benefits of currencies as an asset class while managing volatility and controlling drawdown through our hedging practices.

Though we have generated a negative return, we have taken action in recent months in an attempt to protect shareholders by meaningfully hedging currency exposures by either using currency forwards, or actually repatriating our investments back to dollars.

With regard to our hedging practices, it should be noted that our decision to hedge a material portion of the Fund during a period when the dollar was getting stronger, and foreign currencies weaker, played a very important role in the Fund’s relative outperformance vs. the US Dollar Index Inverse.  We use a variety of proprietary momentum moving average indicators to inform our view and as the dollar surged, we increased our hedge ratio from barely 10% at the start of this reporting period, to as high as about 70%.  As we saw signs that the dollar rally was nearing an exhaustion phase, we began to reduce our hedges, but ended the period with a substantial portion of the portfolio hedged nonetheless.  Our hedge ratio also helped us control volatility as it surged in the market.

The data below on currency volatility highlights the impact of our hedge ratio on maintaining an overall lower level of volatility than many currencies and indices.

For the trailing 6-month period, we can see that the Asian currencies in our solution set did best, benefiting from healthier economies geared to higher (if decelerating) Chinese growth rates.  Currencies more closely associated with slower growth in Europe and North America generally performed more poorly.  As can be seen in the data below, the Fund’s -5.33% return outperformed any individual regional group – America’s, Asia, Europe, Large Cap Currencies– as well as Gold.  This was largely due to our hedging practices, rather than currency selection.

By the end of the period, we were still meaningfully hedged with the currency and regional allocations as noted below:

Reflecting on the last six months, it is clear that the dollar moved up sharply as currency investors watched the Eurozone economy slump and China’s growth rate decelerate.  Geopolitical concerns supported safe haven movements of the dollar.  While geopolitical risks are not fading as rapidly as we all would appreciate, the European Central Bank’s (ECB) quantitative easing has begun in earnest, its bond buying program is now a reality, and European equity markets are already discounting a much better future by staging a healthy rally and dramatically outperforming US benchmarks on a year-to-date basis.  As for China, economic data has stabilized, if not accelerated.  In short, forces that contributed to the dollar’s surge are beginning to reverse themselves.  Perhaps, the dollar rally is about to reverse itself as well.

Year to Date Returns

	S&P 500	MSCI Europe
As of 2/28/15	2.57%	14.73%
As of 3/24/15	2.06%	18.18%

Source: Bloomberg

Definitions and Disclosures

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-SCA-FNDS (1-855-722-3637).  Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.  The Gross Expense Ratio is 1.23% (Institutional Class).

Investment Terms

•
Cumulative currency return is measured relative to the US Dollar.  For example: The cumulative return of the Japanese Yen (JPY) from 12/31/1999 through 12/31/2010 was 32.3%.  This means that if an investor had $1 worth of JPY on 12/31/1999, held it for the 10 year period, and then changed it back into US Dollars on 12/31/10, it would be worth $1.323.

•	Annualized standard deviation is a measure of volatility, specifically, the dispersion of a set of data from its mean. The more spread apart the data, the higher the deviation.

•
A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

•	A basis point is one hundredth of one percent.

•	During the Bretton-Woods Period, which ran from 1945-1971, the US dollar and other major currencies were pegged to gold.

•	Currency forwards are contracts that lock in the exchange rate for the purchase or sale of a currency on a future date.

Index Definitions

•	The 3-Month T-Bill is a short term debt obligation backed by the U.S. government with a maturity of three months.

•
The Barclays 5 Year Municipal Index is a rules-based and market value weighted index engineered for the long-term tax-exempt bond market.  To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies:  Moody’s, S&P, Fitch.  The bonds must be between 4 to 6 years from their maturity date.

•	Barclays U.S. Aggregate Index provides a broad-based measure of U.S. investment-grade fixed income markets.

•
Barclays Global Aggregate ex U.S.  Index provides a broad-based measure of the global investment-grade fixed income markets.  The two major components of this index are the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.  The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities.

•	The JP Morgan Foreign Exchange Volatility Indices track the level of implied volatility in the currency exchange markets through a turnover weighted index of G7 and emerging market volatility.

•	MSCI EAFE Index serves as a benchmark of the performance in major international equity markets as represented by 21 major MSCI indexes from Europe, Australia, and Southeast Asia.

•	MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

•	MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.

•	S&P 500 Index® is a benchmark representation of the U.S. 500 large-cap equities market.

•	Goldman Sachs Commodity Index (GSCI) is a composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures.

•
US Dollar Index calculates the return of a trade weighted basket of currencies versus the dollar.  The inverse of this index measures the strength of a trade weighted basket of currencies against the U.S. dollar.  U.S. Dollar Index® and USDX® are trademarks and service marks of the ICE®.  Neither the ICE® nor its affiliates are connected with or express any opinion concerning the Samson STRONG Nations Currency Fund.

A currency is a form of monetary units issued by a sovereign nation as a mode of exchange.  Currencies are stores of value subject to trading between nations and investors in foreign exchange markets, which determine the relative value of different currencies.  The value of a currency is determined in comparison to another reference currency; thus, the value of one currency relative to another could rise due to strengthening economic conditions in the first nation and/or weakening economic conditions in the second.  Since governments and their constituent central banks retain control over coinage and issuance, the value of currencies may also be affected by government fiscal policy, central bank monetary action, and trade policy

(including tariffs, currency pegs, and capital controls).  Further, non-US Dollar-denominated short duration fixed income securities often proxy for currencies, but like other fixed income securities, introduce an element of interest rate risk as well.

A stock is a security representing an equity, or ownership interest, in a company.  Stocks are generally perceived to have more financial risk than bonds in that bond holders have a claim on firm operations or assets that is senior to that of equity holders.  In addition, stock prices are generally more volatile than bond prices.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities.  Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange.  Depending on the entity issuing the bond, it may or may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company.  There is typically no guarantee of any kind associated with the purchase of an individual stock.  Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern.  The tax treatment of returns of bonds and stocks also differs given differential tax treatment of income versus capital gain.

Jonathan E. Lewis	Iraj Kani, PhD
Lead Portfolio Manager	Co-Portfolio Manager

The Samson STRONG Nations Currency Fund is distributed by Quasar Distributors, LLC.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the Schedule of Investments and the Schedule of Open Forward Currency Contracts of this report.

Must be preceded or accompanied by a Prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings or geographical areas than a diversified fund.  The Fund may also invest in gold, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time.  Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could be closed when most advantageous.  Investing in derivatives could lose more than the amount invested.  The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Samson STRONG Nations Currency Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/14 – 2/28/15).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Samson STRONG Nations Currency Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2014 -
	September 1, 2014	February 28, 2015	February 28, 2015*
Actual	$1,000.00	$ 946.70	$4.83
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Samson STRONG Nations Currency Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Fund focuses on the currencies of nations with healthy economies and financial systems, healthy fiscal trends, more democratic governance, rule of law, transparency and with societies that are becoming more free.  We will also seek to hedge foreign currency exposures back into the dollar during periods of dollar rally.

STRONG nations are nations and regions that share the following characteristics:

S	Sustainability
Healthy Fiscal Trends
T	Transparency
Readily Available Data
R	Regulatory Quality
Rule of Law
O	Openness
Freer Countries and FX (foreign exchange or Forex) Rates
N	National Fundamentals
Healthier Economies and Financial Systems
G	Governance
More Democratic

Allocation of Securities
(% of Investments)*

*	As of February 28, 2015

Samson STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns – As of February 28, 2015

		Since
	One	Inception
	Year	(8/31/12)
Institutional Class	(6.89)%	(5.30)%
BofA Merrill Lynch 3 Month Treasury Bill Index	0.03%	0.07%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-SCA-FNDS (1-855-722-3637).

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph illustrates performance of a hypothetical investment made in Institutional Class shares of the Fund and a broad-based securities index on August 31, 2012, the inception date of the Fund.  The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that tracks 3 month U.S. government securities.  One cannot invest directly in an index.

Samson STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*	Inception Date

Samson STRONG Nations Currency Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Principal
	Amount	Currency	Value

AUSTRALIA – 6.54%

Foreign Government Bonds – 6.54%
Australia Government Bond
6.250%, 04/15/2015	2,400,000	AUD	$1,885,141
4.750%, 10/21/2015	1,600,000	AUD	1,272,928
Queensland Treasury Corp.
6.000%, 04/21/2016	2,400,000	AUD	1,956,879
TOTAL AUSTRALIA (Cost $5,945,776)			5,114,948

CANADA – 15.57%

Foreign Government Agency Issues – 8.34%
Province of British Columbia, Canada
1.200%, 04/25/2017	2,000,000	USD	2,013,722
Province of Manitoba, Canada
1.300%, 04/03/2017	2,000,000	USD	2,017,434
Province of Ontario, Canada
0.950%, 05/26/2015	1,888,000	USD	1,891,315
2.700%, 06/16/2015	200,000	USD	201,422
1.000%, 07/22/2016	400,000	USD	402,057
			6,525,950
Foreign Government Bonds – 7.23%

Canadian Government
1.000%, 05/01/2015	3,500,000	CAD	2,801,736
1.500%, 02/01/2017	3,500,000	CAD	2,854,372
			5,656,108
TOTAL CANADA (Cost $12,705,472)			12,182,058

GERMANY – 1.28%

Foreign Government Agency Issues – 1.28%
KFW
2.625%, 03/03/2015	1,000,000	USD	1,000,000
TOTAL GERMANY (Cost $1,000,122)			1,000,000

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Currency	Value

GOLD – 5.00%
iShares Gold Trust (a)	167,375	USD	$1,959,961
SPDR Gold Shares (a)	16,830	USD	1,954,973
TOTAL GOLD (Cost $3,935,699)			3,914,934

	Principal
	Amount

MULTILATERAL INSTITUTIONS – 8.30%
Foreign Government Agency Issues – 8.30%
Inter-American Development Bank
0.500%, 08/17/2015	750,000	USD	751,135
5.125%, 09/13/2016	1,000,000	USD	1,067,426
1.125%, 03/15/2017	500,000	USD	503,902
International Bank for Reconstruction
& Development
2.375%, 05/26/2015	1,000,000	USD	1,005,201
0.500%, 04/15/2016	1,000,000	USD	1,000,780
Nordic Investment Bank
5.000%, 02/01/2017	2,000,000	USD	2,160,506
TOTAL MULTILATERAL INSTITUTIONS
(Cost $6,482,896)			6,488,950

NEW ZEALAND – 7.03%

Foreign Government Bonds – 7.03%
New Zealand Government Bond
6.000%, 04/15/2015	4,350,000	NZD	3,300,525
6.000%, 04/15/2015	2,900,000	NZD	2,200,350
TOTAL NEW ZEALAND
(Cost $6,025,309)			5,500,875

NORWAY – 3.36%

Foreign Government Bonds – 3.36%
Norway Government Bond
5.000%, 05/15/2015	20,000,000	NOK	2,629,886
TOTAL NORWAY (Cost $3,437,161)			2,629,886

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Principal
	Amount	Currency	Value

SWEDEN – 8.14%

Foreign Government Agency Issues – 2.58%
Svensk Exportkredit AB
1.750%, 10/20/2015	2,000,000	USD	$2,018,326

Foreign Government Bonds – 5.56%
Sweden Government Bond
4.500%, 08/12/2015	11,000,000	SEK	1,346,387
3.000%, 07/12/2016	24,000,000	SEK	3,002,116
			4,348,503
TOTAL SWEDEN (Cost $7,372,935)			6,366,829

UNITED STATES – 43.83%

U.S. Government Notes – 36.61%
0.375%, 10/31/2016	1,500,000	USD	1,496,601
0.750%, 03/15/2017	7,000,000	USD	7,016,408
0.500%, 07/31/2017	2,500,000	USD	2,481,640
0.625%, 09/30/2017	3,000,000	USD	2,980,314
1.000%, 11/30/2019	15,000,000	USD	14,667,180
			28,642,143

U.S. Treasury Bills – 3.84%
0.031%, 04/02/2015 (b)	3,000,000	USD	2,999,917

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2015 (Unaudited)

	Shares	Currency	Value

Short-Term Investments – 3.38%
Fidelity Institutional Money Market Funds –
Money Market Portfolio, 0.067%	2,645,189	USD	$2,645,189
TOTAL UNITED STATES
(Cost $34,430,274)			34,287,249
Total Investments (Cost $81,335,644) – 99.05%			77,485,729
Other Assets in Excess of Liabilities – 0.95%			738,890
TOTAL NET ASSETS – 100.00%			$78,224,619

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Open Forward Currency Contracts

February 28, 2015 (Unaudited)
Purchase Contracts:

				U.S. $		U.S. $
Counter-		Forward	Currency	Value at	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 28,	to be	Origination	Appreciation
Contract	Amount	Date	Received	2015	Delivered	Date	(Depreciation)
CITI	3,035,000	3/13/15	AUD	$2,369,467	USD	$2,366,447	$3,020
JPM	2,910,000	3/13/15	CAD	2,327,319	USD	2,338,216	(10,897)
STC	2,926,000,000	3/13/15	CLP	4,736,115	USD	4,668,677	67,438
STA	75,200,000	3/13/15	CZK	3,056,675	USD	3,118,481	(61,806)
STA	16,440,000	3/13/15	ILS	4,127,170	USD	4,234,691	(107,521)
STA	6,273,000,000	3/13/15	KRW	5,712,002	USD	5,715,927	(3,925)
STC	35,100,000	3/13/15	MXN	2,348,873	USD	2,343,273	5,600
JPM	22,640,000	3/13/15	NOK	2,952,042	USD	3,001,324	(49,282)
STA	2,890,000	3/13/15	NZD	2,182,752	USD	2,147,916	34,836
JPM	62,670,000	3/13/15	SEK	7,518,157	USD	7,508,293	9,864
CITI	9,120,000	3/13/15	SGD	6,689,102	USD	6,764,553	(75,451)
STC	146,900,000	3/13/15	TWD	4,677,667	USD	4,662,425	15,242
							$(172,882)

Counterparty abbreviations:
CITI – Citigroup, Inc.
JPM – J.P Morgan Chase Bank, N.A.
STA – State Street Bank & Trust Co.
STC – Standard Chartered Bank

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CLP – Chilean Peso
CZK – Czech Republic Koruna
ILS – Israeli Shequel
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Open Forward Currency Contracts (Continued)

February 28, 2015 (Unaudited)
Sales Contracts:

				U.S. $		U.S. $
Counter-		Forward	Currency	Value at	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 28,	to be	Origination	Appreciation
Contract	Amount	Date	Received	2015	Delivered	Date	(Depreciation)
CITI	4,552,000	3/13/15	USD	$(3,553,810)	AUD	$(3,527,154)	$(26,656)
JPM	4,210,000	3/13/15	USD	(3,367,014)	CAD	(3,370,473)	3,459
STA	75,200,000	3/13/15	USD	(3,056,675)	CZK	(3,113,098)	56,423
STA	16,440,000	3/13/15	USD	(4,127,170)	ILS	(4,158,996)	31,826
STA	1,160,000,000	3/13/15	USD	(1,056,260)	KRW	(1,043,353)	(12,907)
JPM	8,200,000	3/13/15	USD	(1,069,203)	NOK	(1,062,181)	(7,022)
STA	4,170,000	3/13/15	USD	(3,149,506)	NZD	(3,040,576)	(108,930)
JPM	60,120,000	3/13/15	USD	(7,212,248)	SEK	(7,204,261)	(7,987)
CITI	2,800,000	3/13/15	USD	(2,053,672)	SGD	(2,055,498)	1,826
							$(69,968)
							$(242,850)

Counterparty abbreviations:
CITI – Citigroup, Inc.
JPM – J.P Morgan Chase Bank, N.A.
STA – State Street Bank & Trust Co.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CZK – Czech Republic Koruna
ILS – Israeli Shequel
KRW – South Korean Won
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statement of Assets and Liabilities

February 28, 2015 (Unaudited)

ASSETS
Investments, at value (cost $81,335,644)	$77,485,729
Foreign currency, at value (cost $919,788)	925,415
Receivables:
Unrealized appreciation on forward currency exchange contracts	229,535
Interest	600,688
Other assets	5,370
TOTAL ASSETS	79,246,737

LIABILITIES
Payables:
Investments purchased	468,705
To affiliates	23,841
To adviser	35,282
Unrealized depreciation on forward currency exchange contracts	472,385
Accrued expenses and other liabilities	21,905
TOTAL LIABILITIES	1,022,118
NET ASSETS	$78,224,619

Net assets consist of:
Paid-in capital	$87,646,886
Accumulated net investment loss	(3,066,947)
Accumulated net realized loss	(2,233,084)
Net unrealized depreciation on:
Investments	(3,849,915)
Forward contracts	(242,850)
Foreign currency translation	(29,471)
NET ASSETS	$78,224,619
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,489,714
Net asset value, redemption price and offering price per share	$17.42

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statement of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

INVESTMENT INCOME
Interest income	$398,340
TOTAL INVESTMENT INCOME	398,340

EXPENSES
Management fees	271,719
Administration and accounting fees	47,373
Transfer agent fees and expenses	19,383
Audit and tax fees	14,753
Federal and state registration fees	12,991
Legal fees	7,861
Chief Compliance Officer fees	5,973
Custody fees	5,102
Reports to shareholders	2,901
Trustees’ fees and related expenses	2,530
Other expenses	3,010
TOTAL EXPENSES	393,596
Less expense waiver by Adviser (Note 4)	(5,408)
NET EXPENSES	388,188
NET INVESTMENT INCOME	10,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(365,761)
Forward contracts	(54,396)
Foreign currency translation	(452,765)
(872,922)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,581,906)
Forward contracts	109,504
Foreign currency translation	87,565
(3,384,837)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,257,759)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,247,607)

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014

FROM OPERATIONS
Net investment income (loss)	$10,152	$(18,385)
Net realized gain (loss) on:
Investments	(365,761)	(767,544)
Forward contracts	(54,396)	(1,320,490)
Foreign currency translation	(452,765)	(142,513)
Net change in unrealized
appreciation (depreciation) on:
Investments	(3,581,906)	235,702
Forward contracts	109,504	(182,460)
Foreign currency translation	87,565	(78,812)
Net decrease in net assets from operations	(4,247,607)	(2,274,502)

FROM DISTRIBUTIONS
Net investment income	—	(923)
Net decrease in net assets resulting
from distributions paid	—	(923)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	17,536,740	46,436,435
Proceeds from shares sold – Investor Class(1)	—	81,254
Proceeds from exchange of Investor Class(1)	—	178,417
Net asset value of shares issued to
shareholders in payment of
distributions declared – Institutional Class	—	694
Payments for shares redeemed – Institutional Class	(10,953,476)	(20,898,138)
Payments for shares redeemed – Investor Class(1)	—	(56,770)
Payments for exchange to Institutional Class(1)	—	(178,417)
Net increase in net assets
from capital share transactions	6,583,264	25,563,475
TOTAL INCREASE IN NET ASSETS	2,335,657	23,288,050

NET ASSETS:
Beginning of Period	75,888,962	52,600,912
End of Period	$78,224,619	$75,888,962
ACCUMULATED NET INVESTMENT LOSS	$(3,066,947)	$(3,077,099)

(1)	Investor Class shares converted to Institutional Shares on May 30, 2014. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2015	Year Ended		Year Ended
	(Unaudited)	August 31, 2014		August 31, 2013
Net Asset Value,
Beginning of Period	$18.40	$19.07		$20.00

Income from investment operations:
Net investment income (loss)(1)	0.00 (4)	(0.01)		(0.03)
Net realized and unrealized
loss on investments	(0.98)	(0.66)		(0.85)
Total from investment operations	(0.98)	(0.67)		(0.88)

Less distributions paid:
From net investment income	—	(0.00	)(4)	(0.05)
Total distributions paid	—	—		(0.05)

Net Asset Value, End of Period	$17.42	$18.40		$19.07

Total return(3)	(5.33)%	(3.51)%		(4.43)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$78,225	$75,889		$52,444
Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(2)	1.02%	1.20%		1.41%
After waivers and
reimbursements of expenses(2)	1.00%	1.00%		1.00%
Ratio of net investment income (loss)
to average net assets:
Before waivers and
reimbursements of expenses(2)	0.01%	(0.23)%		(0.59)%
After waivers and
reimbursements of expenses(2)	0.03%	(0.03)%		(0.18)%

Portfolio turnover rate(3)	195.71%	131.27%		66.13%

(1)	Per share net investment gain (loss) was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Rounds to less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund
Notes to Financial Statements
February 28, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Samson STRONG Nations Currency Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers only Institutional Class shares. Effective May 30, 2014, the Fund ceased offering its Investor Class shares to the public and began offering Institutional Class shares only.  The remaining Investor Class shares converted to Institutional shares on May 30, 2014.  The Fund became effective on August 31, 2012 and commenced investment operations on September 1, 2012.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Samson Capital Advisors LLC (the “Adviser”), the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available,

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Equities(1):
Gold Funds	$3,914,934	$—	$—	$3,914,934
Total Equities	$3,914,934	$—	$—	$3,914,934
Fixed Income(1):
Foreign Government
Agency Issues	—	16,033,226	—	16,033,226
Foreign Government Bonds	—	23,250,320	—	23,250,320
U.S. Government Bills	—	2,999,917	—	2,999,917
U.S. Government Notes	—	28,642,143	—	28,642,143
Total Fixed Income	$—	$70,925,606	$—	$70,925,606
Short-Term Investments	$2,645,189	$—	$—	$2,645,189
Total Investments
in Securities	$6,560,123	$70,925,606	$—	$77,485,729
Other Financial
Instruments(2)	$—	$(242,850)	$—	$(242,850)

During the period ended February 28, 2015, there were no transfers between levels for the Fund.  The Fund did not hold any Level 3 securities during the period.

(1)	See the Schedule of Investments for geographic classifications.
(2)
Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.  See Schedule of Open Forward Currency Contracts for a list of purchases and sales contracts.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(c)	Derivative Instruments

In pursuing its investment goal, the Fund may enter into derivative currency transactions, including currency forwards.  The Fund’s derivative transactions will typically be fully collateralized on a net basis.  The Fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency.  The Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2015 was as follows:

	Asset Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Appreciation on forward
Currency	currency exchange contracts	$229,535
Total		$229,535

	Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Depreciation on forward
Currency	currency exchange contracts	$(472,385)
Total		$(472,385)

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$(54,396)
Total	$(54,396)

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$109,504
Total	$109,504

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund was not required to offset any assets or liabilities.

The average monthly notional amount of forward currency contracts, in U.S. dollars, during the six months ended February 28, 2015 were as follows:

Long Positions	Short Positions
$40,321,058	$37,794,000

Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

(e)	Distributions to Shareholders

The Fund will distribute any net investment income at least annually.  The Fund will distribute any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution and shareholder servicing fees, are recorded to the specific class.

(i)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended August 31, 2014 and 2013 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
August 31, 2014	$923	$—
August 31, 2013	$88,850	$—

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

As of August 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$68,940,887
Gross tax unrealized appreciation	1,283,583
Gross tax unrealized depreciation	(1,523,373)
Net tax unrealized appreciation (depreciation)	(239,790)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(4,934,870)
Total accumulated earnings (losses)	$(5,174,660)

At August 31, 2014 the Fund deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

Ordinary	Capital
$(3,208,047)	$(397,347)

At August 31, 2014 the Fund had tax basis capital losses which may be carried forward to offset future capital gains indefinitely.  To the extent that the Fund may realize future net capital gains, those gains will be offset by any of the unused capital loss carryforward.

Short-Term	Long-Term
$(588,866)	$(271,220)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2014, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Income	$(1,730,043)
Accumulated Net Realized Loss	1,730,966
Paid-in Capital	(923)

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2014.  The Fund recognized no interest and penalties related to uncertain tax benefits during the fiscal year 2014.  At August 31, 2014, the fiscal years 2013-2014 remained open to examination in the Fund’s major tax jurisdictions.

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through December 29, 2015, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary, expenses such as litigation) do not exceed 1.00% (the “Expense Limitation Cap”) of the average daily net assets of the Fund.  For the six months ended February 28, 2015, expenses of $5,408 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2016	$181,808
August 31, 2017	$120,458
February 28, 2018	$5,452

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  Fees and expenses incurred for the six months ended February 28, 2015, and owed as of February 28, 2015 are as follows:

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

	Incurred	Owed
Administration and Accounting	$47,373	$14,273
Transfer Agency	$19,383	$6,403
Custody	$5,102	$1,190

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Fund also has a line of credit with US Bank (see Note 9).

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 28, 2015, the Fund was allocated $5,973 of the Trust’s Chief Compliance Officer fee.  At February 28, 2015, the Fund owed fees of $1,975 to USBFS for Chief Compliance Officer’s services.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class	Six Months Ended	Year Ended
	February 28, 2015	August 31, 2014
Shares sold	983,115	2,483,250
Shares reinvested	—	37
Shares exchanged from
Investor Class(1)	—	9,577
Shares redeemed	(618,499)	(1,118,392)
Net increase	364,616	1,374,472

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 28, 2015, are summarized below.

Purchases
U.S. Government	$125,897,162
Other	12,422,855
Sales
U.S. Government	$111,981,765
Other	17,685,533

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2015 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2015, Charles Schwab & Co., Inc., for the benefit of others, held 41.02% of the Fund’s outstanding shares.  At February 28, 2015, National Financial Services, LLC, for the benefit of others, held 34.41% of the Fund’s outstanding shares.

(9)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $3,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 13, 2015.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate (3.25% as of February 28, 2015).  The credit facility is with the Fund’s custodian, US Bank.  During the six months ended February 28, 2015, the Fund did not utilize the line of credit.

(10)	Subsequent Event

The Adviser has entered into an agreement with Fiera Capital Corporation (“Fiera Capital”), under the terms of which Fiera Capital will acquire 100% of the equity of the Adviser (the “Transaction”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Adviser’s ownership change results in a technical “assignment” of the existing investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, and, consequently, the automatic termination of the existing investment advisory agreement. In anticipation of the Transaction, at an in-person special meeting of the Board of Trustees of the Trust (the “Board”) held on March 23, 2015, the Board approved an interim investment advisory agreement and a new investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, on terms substantially identical to the existing investment advisory agreement with the Adviser. The interim investment advisory agreement is effective under Rule 15a-4 of the 1940 Act for up to 150 days or until shareholders approve the new investment advisory agreement between the Adviser and Trust, on behalf of the Fund. Shareholders of the Fund will be asked to approve the new investment advisory agreement at a special meeting of shareholders expected to be held on May 27, 2015. Detailed information about the proposed new investment advisory agreement and the Adviser’s ownership change in connection with the solicitation of their approval of the new investment advisory agreement was mailed to Fund shareholders on or about April 22, 2015.

Samson STRONG Nations Currency Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Samson STRONG Nations Currency Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2014.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-SCA-FNDS (1-855-722-3637).

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	38	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	38	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Samson STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	38	Independent
615 E. Michigan St.		Term; Since	present); Managing		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Director, Chief		Multi-Asset
Age: 71		2009	Administrative		Endowment
			Officer (“CAO”) and		fund complex
			Chief Compliance		(three closed-
			Officer (“CCO”),		end investment
			Granite Capital		companies);
			International Group,		Independent
			L.P. (an investment		Trustee, Gottex
			management firm)		Multi-
			(1994–2011).		Alternatives
fund complex
(three closed-
end investment
companies);
Independent
Manager,
Ramius IDF
fund complex
(two closed-
end investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

Samson STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator;
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 35		2005	(2004–present).

Adam W. Smith	Assistant	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,	Services, LLC
Age: 33		2015	(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012),
Student, Marquette
University Law
School (August
2007–May 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer,	Since	U.S. Bancorp Fund
Age: 54	Vice	July 1,	Services, LLC
	President	2014	(2014–present);
	and		Senior Vice President,
	Anti-Money		Ariel Investments,
	Laundering		LLC (2010–2013);
	Officer		Vice President,
Ariel Investments,
LLC (2003–2010).

Samson STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

Peter J. Chappy	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 39		2015	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-SCA-FNDS (1-855-722-3637).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-SCA-FNDS (1-855-722-3637), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SCA-FNDS (1-855-722-3637) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Samson STRONG Nations Currency Fund

Investment Adviser	Samson Capital Advisors LLC
600 Lexington Avenue
20th Floor
New York, New York 10022

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

SZ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  April 30, 2015

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date April 30, 2015

* Print the name and title of each signing officer under his or her signature.